ACQUISITIONS AND DIVESTITURE OF BUSINESSES (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The table below summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed on the acquisition date, as well as measurement period adjustments recorded as of December 31, 2025. The Company is finalizing its review of the preliminary estimates, primarily related to third-party valuations for Other intangible assets and Property, plant and equipment, which may result in additional adjustments to these estimates. The current measurement period adjustments did not have a material impact to the Consolidated Statements of Income.

(In millions)	Preliminary Allocation	Measurement Period Adjustments	Adjusted Preliminary Allocation
Accounts receivable	$50	$(5)	$45
Inventory	96	5	101
Prepaid expenses and other current assets	72	(5)	67
Property, plant and equipment	104	13	117
Other intangible assets	709	6	715
Other assets	3	—	3
Accounts payable	(48)	—	(48)
Other current liabilities	(106)	26	(80)
Other noncurrent liabilities	(2)	(23)	(25)
Total identifiable net assets	$878	$17	$895
Goodwill	572	(32)	540
Total consideration, net of cash received	$1,450	$(15)	$1,435